Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Effective income tax reconciliation statutory tax rate	25.10%	25.10%
Percentage reduction in annual taxable income	15.00%	15.00%		25.00%
Preferential tax rate	15.00%	15.00%
Unrecognized tax benefit	¥ 35,341		¥ 41,772	¥ 54,212		$ 5,053	$ 5,973
Operating loss carryforwards	29,690		41,772	54,212		4,246
Unrecognized tax benefits that would impact effective tax rate	35,341		41,772	54,098		5,054
Unrecognized tax benefits, interest on income taxes expense	3,283	$ 469	4,593	2,818
Unrecognized tax benefits, interest on income taxes accrued	¥ 22,119		18,836	14,242		3,163
unrecognized Tax Benefit [Member]
Income Taxes [Line Items]
Unrecognized tax benefit | $						5,054
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Effective income tax reconciliation statutory tax rate	16.50%	16.50%
Assessable profit	¥ 2,000
Percentage reduction in annual taxable income	8.25%	8.25%
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
Effective income tax reconciliation statutory tax rate	25.00%	25.00%
Assessable profit				¥ 3,000	¥ 1,000
Percentage reduction in annual taxable income					12.50%
Preferential tax rate				20.00%	20.00%
Withholding tax rate	10.00%	10.00%
Operating loss carryforwards	¥ 161,354		¥ 123,111	¥ 113,220		$ 23,073
State Administration of Taxation, China [Member] | Minimum [Member]
Income Taxes [Line Items]
Assessable profit					¥ 1,000
Preferential tax rate					20.00%
State Administration of Taxation, China [Member] | Maximum [Member]
Income Taxes [Line Items]
Assessable profit					¥ 3,000
Preferential tax rate					25.00%